Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings	12 Months Ended
Dec. 31, 2014
Federal Funds Sold, Securities Borrowed or Purchased Under Agreements to Resell and Short-term Borrowings [Abstract]
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings
The table below presents federal funds sold or purchased, securities financing agreements, which include securities borrowed or purchased under agreements to resell and securities loaned or sold under agreements to repurchase, and short-term borrowings.

	2014		2013		2012
(Dollars in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Federal funds sold
At December 31	$—	—%	$—	—%	$600	0.54%
Average during year	3	0.90	7	0.69	351	0.43
Maximum month-end balance during year	12	n/a	35	n/a	600	n/a
Securities borrowed or purchased under agreements to resell
At December 31	191,823	0.47	190,328	0.60	219,324	0.92
Average during year	222,480	0.47	224,324	0.55	235,691	0.64
Maximum month-end balance during year	240,110	n/a	249,791	n/a	252,985	n/a
Federal funds purchased
At December 31	14	—	186	—	1,151	0.17
Average during year	147	0.05	191	0.06	384	0.11
Maximum month-end balance during year	213	n/a	195	n/a	1,211	n/a
Securities loaned or sold under agreements to repurchase
At December 31	201,263	0.98	197,920	0.92	292,108	1.11
Average during year	215,645	0.99	257,409	0.81	281,516	0.98
Maximum month-end balance during year	239,984	n/a	319,608	n/a	319,401	n/a
Short-term borrowings
At December 31	31,172	1.47	45,999	1.55	30,731	3.08
Average during year	41,886	1.08	43,816	1.89	36,500	2.22
Maximum month-end balance during year	51,409	n/a	48,387	n/a	40,129	n/a
n/a = not applicable
Bank of America, N.A. maintains a global program to offer up to a maximum of $75 billion outstanding at any one time, of bank notes with fixed or floating rates and maturities of at least seven days from the date of issue. Short-term bank notes outstanding under this program totaled $14.6 billion and $15.1 billion at December 31, 2014 and 2013. These short-term bank notes, along with Federal Home Loan Bank (FHLB) advances, U.S. Treasury tax and loan notes, and term federal funds purchased, are included in short-term borrowings on the Consolidated Balance Sheet.
Offsetting of Securities Financing Agreements
Substantially all of the Corporation’s repurchase and resale activities are transacted under legally enforceable master repurchase agreements that give the Corporation, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the same counterparty. The Corporation offsets repurchase and resale transactions with the same counterparty on the Consolidated Balance Sheet where it has such a legally enforceable master netting agreement and the transactions have the same maturity date.
Substantially all securities borrowing and lending activities are transacted under legally enforceable master securities lending agreements that give the Corporation, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the same counterparty. The Corporation offsets securities borrowing and lending transactions with the same counterparty on the Consolidated Balance Sheet where it has such a legally enforceable master netting agreement and the transactions have the same maturity date.
The Securities Financing Agreements table presents securities financing agreements included on the Consolidated Balance Sheet in federal funds sold and securities borrowed or purchased under agreements to resell, and in federal funds purchased and securities loaned or sold under agreements to repurchase at December 31, 2014 and 2013. Balances are presented on a gross basis, prior to the application of counterparty netting. Gross assets and liabilities are adjusted on an aggregate basis to take into consideration the effects of legally enforceable master netting agreements. For more information on the offsetting of derivatives, see Note 2 – Derivatives.
The “Other” amount in the table, which is included on the Consolidated Balance Sheet in accrued expenses and other liabilities, relates to transactions where the Corporation acts as the lender in a securities lending agreement and receives securities that can be pledged or sold as collateral. In these transactions, the Corporation recognizes an asset at fair value, representing the securities received, and a liability, representing the obligation to return those securities.
Gross assets and liabilities in the table include activity where uncertainty exists as to the enforceability of certain master netting agreements under bankruptcy laws in some countries or industries and, accordingly, these are reported on a gross basis.

The column titled “Financial Instruments” in the table includes securities collateral received or pledged under repurchase or securities lending agreements where there is a legally enforceable master netting agreement. These amounts are not offset on the Consolidated Balance Sheet, but are shown as a reduction to the net balance sheet amount in this table to derive a net asset or liability. Securities collateral received or pledged where the legal enforceability of the master netting agreements is not certain is not included.

Securities Financing Agreements

	December 31, 2014
(Dollars in millions)	Gross Assets/Liabilities	Amounts Offset	Net Balance Sheet Amount	Financial Instruments	Net Assets/Liabilities
Securities borrowed or purchased under agreements to resell (1)	$316,567	$(124,744)	$191,823	$(145,573)	$46,250

Securities loaned or sold under agreements to repurchase	$326,007	$(124,744)	$201,263	$(164,306)	$36,957
Other	11,641	—	11,641	(11,641)	—
Total	$337,648	$(124,744)	$212,904	$(175,947)	$36,957

	December 31, 2013
Securities borrowed or purchased under agreements to resell (1)	$272,296	$(81,968)	$190,328	$(157,132)	$33,196

Securities loaned or sold under agreements to repurchase	$279,888	$(81,968)	$197,920	$(160,111)	$37,809
Other	10,871	—	10,871	(10,871)	—
Total	$290,759	$(81,968)	$208,791	$(170,982)	$37,809

(1)	Excludes repurchase activity of $5.6 billion and $4.1 billion reported in Loans and leases at December 31, 2014 and 2013.